Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DWS VARIABLE SERIES II
Prospectus Date	rr_ProspectusDate	Jul. 14, 2014
Supplement [Text Block]	dvs2_SupplementTextBlock
SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES OF THE LISTED FUNDS

DWS Bond VIP DWS Core Fixed Income Fund DWS Enhanced Global Bond Fund DWS Global Income Builder Fund DWS Global Income Builder VIP

The following information is added to the “PRINCIPAL INVESTMENT STRATEGY” section within the summary section and the “FUND DETAILS” section of each fund’s prospectus:

The fund may also invest in affiliated mutual funds. The fund may invest up to 5% of net assets in shares of the following funds: DWS Enhanced Emerging Markets Fixed Income Fund, which invests primarily in high yield emerging market bonds; DWS Floating Rate Fund, which invests primarily in senior loans; and, DWS High Income Fund, which invests primarily in high yield bonds.

The following information is added to the “MAIN RISKS” section within the summary section and the “FUND DETAILS” section of each fund’s prospectus:

Senior loans risk. Senior loans may not be rated by a rating agency, registered with the Securities and Exchange Commission or any state securities commission or listed on any national securities exchange. Therefore, there may be less publicly available information about them than for registered or exchange-listed securities. Also, because portfolio management relies mainly on its own evaluation of the creditworthiness of borrowers, the fund is particularly dependent on portfolio management’s analytical abilities. Senior loans involve other risks, including conflict of interest risk, credit risk, interest rate risk, liquidity risk, and prepayment and extension risk.

The following information is added to the “MAIN RISKS” section within the summary section and the “FUND DETAILS” section of the prospectus of DWS Core Fixed Income Fund only:

Emerging markets risk. Foreign investment risks are greater in emerging markets than in developed markets. Investments in emerging markets are often considered speculative.
Emerging market countries typically have economic and political systems that are less developed, and can be expected to be less stable than developed markets. For example, the economies of such countries can be subject to rapid and unpredictable rates of inflation or deflation.

DWS VARIABLE SERIES I | DWS Bond VIP
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	dvs2_SupplementTextBlock
SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES OF THE LISTED FUNDS

DWS Bond VIP

The following information is added to the “PRINCIPAL INVESTMENT STRATEGY” section within the summary section and the “FUND DETAILS” section of each fund’s prospectus:

The fund may also invest in affiliated mutual funds. The fund may invest up to 5% of net assets in shares of the following funds: DWS Enhanced Emerging Markets Fixed Income Fund, which invests primarily in high yield emerging market bonds; DWS Floating Rate Fund, which invests primarily in senior loans; and, DWS High Income Fund, which invests primarily in high yield bonds.

The following information is added to the “MAIN RISKS” section within the summary section and the “FUND DETAILS” section of each fund’s prospectus:

Senior loans risk. Senior loans may not be rated by a rating agency, registered with the Securities and Exchange Commission or any state securities commission or listed on any national securities exchange. Therefore, there may be less publicly available information about them than for registered or exchange-listed securities. Also, because portfolio management relies mainly on its own evaluation of the creditworthiness of borrowers, the fund is particularly dependent on portfolio management’s analytical abilities. Senior loans involve other risks, including conflict of interest risk, credit risk, interest rate risk, liquidity risk, and prepayment and extension risk.

DWS INCOME TRUST | DWS Core Fixed Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	dvs2_SupplementTextBlock
SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES OF THE LISTED FUNDS

DWS Core Fixed Income Fund

The following information is added to the “PRINCIPAL INVESTMENT STRATEGY” section within the summary section and the “FUND DETAILS” section of each fund’s prospectus:

The fund may also invest in affiliated mutual funds. The fund may invest up to 5% of net assets in shares of the following funds: DWS Enhanced Emerging Markets Fixed Income Fund, which invests primarily in high yield emerging market bonds; DWS Floating Rate Fund, which invests primarily in senior loans; and, DWS High Income Fund, which invests primarily in high yield bonds.

The following information is added to the “MAIN RISKS” section within the summary section and the “FUND DETAILS” section of each fund’s prospectus:

Senior loans risk. Senior loans may not be rated by a rating agency, registered with the Securities and Exchange Commission or any state securities commission or listed on any national securities exchange. Therefore, there may be less publicly available information about them than for registered or exchange-listed securities. Also, because portfolio management relies mainly on its own evaluation of the creditworthiness of borrowers, the fund is particularly dependent on portfolio management’s analytical abilities. Senior loans involve other risks, including conflict of interest risk, credit risk, interest rate risk, liquidity risk, and prepayment and extension risk.

The following information is added to the “MAIN RISKS” section within the summary section and the “FUND DETAILS” section of the prospectus of DWS Core Fixed Income Fund only:

Emerging markets risk. Foreign investment risks are greater in emerging markets than in developed markets. Investments in emerging markets are often considered speculative.
Emerging market countries typically have economic and political systems that are less developed, and can be expected to be less stable than developed markets. For example, the economies of such countries can be subject to rapid and unpredictable rates of inflation or deflation.

DWS GLOBAL/INTERNATIONAL FUND, INC. | DWS Enhanced Global Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	dvs2_SupplementTextBlock
SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES OF THE LISTED FUNDS

DWS Enhanced Global Bond Fund

The following information is added to the “PRINCIPAL INVESTMENT STRATEGY” section within the summary section and the “FUND DETAILS” section of each fund’s prospectus:

The fund may also invest in affiliated mutual funds. The fund may invest up to 5% of net assets in shares of the following funds: DWS Enhanced Emerging Markets Fixed Income Fund, which invests primarily in high yield emerging market bonds; DWS Floating Rate Fund, which invests primarily in senior loans; and, DWS High Income Fund, which invests primarily in high yield bonds.

The following information is added to the “MAIN RISKS” section within the summary section and the “FUND DETAILS” section of each fund’s prospectus:

Senior loans risk. Senior loans may not be rated by a rating agency, registered with the Securities and Exchange Commission or any state securities commission or listed on any national securities exchange. Therefore, there may be less publicly available information about them than for registered or exchange-listed securities. Also, because portfolio management relies mainly on its own evaluation of the creditworthiness of borrowers, the fund is particularly dependent on portfolio management’s analytical abilities. Senior loans involve other risks, including conflict of interest risk, credit risk, interest rate risk, liquidity risk, and prepayment and extension risk.

DWS MARKET TRUST | DWS Global Income Builder Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	dvs2_SupplementTextBlock
SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES OF THE LISTED FUNDS

DWS Global Income Builder Fund

The following information is added to the “PRINCIPAL INVESTMENT STRATEGY” section within the summary section and the “FUND DETAILS” section of each fund’s prospectus:

The fund may also invest in affiliated mutual funds. The fund may invest up to 5% of net assets in shares of the following funds: DWS Enhanced Emerging Markets Fixed Income Fund, which invests primarily in high yield emerging market bonds; DWS Floating Rate Fund, which invests primarily in senior loans; and, DWS High Income Fund, which invests primarily in high yield bonds.

The following information is added to the “MAIN RISKS” section within the summary section and the “FUND DETAILS” section of each fund’s prospectus:

Senior loans risk. Senior loans may not be rated by a rating agency, registered with the Securities and Exchange Commission or any state securities commission or listed on any national securities exchange. Therefore, there may be less publicly available information about them than for registered or exchange-listed securities. Also, because portfolio management relies mainly on its own evaluation of the creditworthiness of borrowers, the fund is particularly dependent on portfolio management’s analytical abilities. Senior loans involve other risks, including conflict of interest risk, credit risk, interest rate risk, liquidity risk, and prepayment and extension risk.

DWS VARIABLE SERIES II | DWS Global Income Builder VIP
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	dvs2_SupplementTextBlock
SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES OF THE LISTED FUNDS

DWS Global Income Builder VIP

The following information is added to the “PRINCIPAL INVESTMENT STRATEGY” section within the summary section and the “FUND DETAILS” section of each fund’s prospectus:

The fund may also invest in affiliated mutual funds. The fund may invest up to 5% of net assets in shares of the following funds: DWS Enhanced Emerging Markets Fixed Income Fund, which invests primarily in high yield emerging market bonds; DWS Floating Rate Fund, which invests primarily in senior loans; and, DWS High Income Fund, which invests primarily in high yield bonds.

The following information is added to the “MAIN RISKS” section within the summary section and the “FUND DETAILS” section of each fund’s prospectus:

Senior loans risk. Senior loans may not be rated by a rating agency, registered with the Securities and Exchange Commission or any state securities commission or listed on any national securities exchange. Therefore, there may be less publicly available information about them than for registered or exchange-listed securities. Also, because portfolio management relies mainly on its own evaluation of the creditworthiness of borrowers, the fund is particularly dependent on portfolio management’s analytical abilities. Senior loans involve other risks, including conflict of interest risk, credit risk, interest rate risk, liquidity risk, and prepayment and extension risk.